Accrued expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses [Line Items]
Accrued expenses	$ 8,339	$ 5,247	$ 2,876
Related to research and development expenses
Accrued Expenses [Line Items]
Accrued expenses	3,637	1,991	1,530
Related to other professional services
Accrued Expenses [Line Items]
Accrued expenses	1,546	1,110	240
Related to employee benefits
Accrued Expenses [Line Items]
Accrued expenses	2,901	1,950	1,090
Related to taxes and fees
Accrued Expenses [Line Items]
Accrued expenses	$ 255	$ 196	$ 16